Accumulated retained earnings (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Retained Earnings
Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method
The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

Million euros
	2019	2018	2017
Restricted reserves	2,595	2,580	2,880
Legal reserve	1,662	1,624	1,614
Own shares	879	902	1,212
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	10,664	12,099	11,369
Voluntary reserves*	4,603	5,737	6,904
Consolidation reserves attributable to the Bank	6,061	6,362	4,465
Reserves of subsidiaries	41,357	37,593	36,862
Reserves of entities accounted for using the equity method	1,166	917	724
	55,782	53,189	51,835

*	In accordance with the commercial regulations in force in Spain.

Schedule of Reserves of subsidiaries based on the companies' contribution to the Group
The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

Million euros
	2019	2018	2017
Banco Santander (Brasil) S.A. (Consolidated Group)	12,400	10,755	9,874
Santander UK Group	8,079	8,207	7,724
Group Santander Holdings USA	4,528	4,260	4,150
Santander Consumer Finance Group	4,012	2,841	2,465
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	3,810	3,436	3,229
Banco Santander - Chile	3,116	2,963	2,764
Banco Santander Totta, S.A. (Consolidated Group)	2,823	2,729	2,821
Santander Bank Polska S.A.	1,738	1,387	1,093
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	823	714	638
Banco Santander (Suisse) SA.	348	369	381
Santander Investment, S.A.	146	208	202
Banco Santander Río S.A.	(197)	(82)	1,639
Other companies and consolidation adjustments*	(269)	(194)	(118)
	41,357	37,593	36,862
Of which, restricted	3,193	2,964	2,777

*	Includes the charge relating to cumulative exchange differences in the transition to International Financial Reporting Standards.